OTHER OPERATING (EXPENSES)/INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income
Receivables by indemnity	R$ 45,591	R$ 78,322	R$ 12,608
Rentals and leases	30,406	25,961	20,730
Dividends receivable	1,693	1,436	1,039
Contractual fines	(126,387)	(211,700)	4,356
Tax recuperation	160,387	1,676	249,852
Updated shares – Fair value through profit or loss			(15,963)
Gain on sale of investments (2)		8,451	114,763
Other revenues	58,647	118,966	62,631
Total other operating income	170,337	23,112	450,016
Other operating expenses
Taxes and fees	(133,854)	(278,289)	(106,771)
Expenses with environmental liabilities, net	(10,739)	(48,870)	(18,031)
Net reversals/(expenses) on legal proceedings (1)	214,959	(270,326)	(12,441)
Depreciation of investment properties, idle equipment and amortization of intangible assets	(174,511)	(95,378)	(80,924)
Reversals/(Estimated write-offs or losses) in property, plant and equipment, intangible assets and investment properties, net of reversals	(102,480)	(62,996)	(122,894)
(Losses)/Estimated reversals in inventories	(684,415)	(284,557)	(655,055)
Idleness in stocks and paralyzed equipment	(442,533)	(234,461)	(296,819)
Studies and project engineering expenses	(84,600)	(57,129)	(58,303)
Healthcare plan expenses	(65,374)	(40,269)	(36,147)
Realized cash flow hedge	(516,568)	211,506	(1,144,335)
Pension plan expense	(55,273)	(44,529)	(59,411)
Other expenses	(198,432)	(383,308)	(496,045)
Total other operating expenses	(2,253,820)	(1,588,606)	(3,087,176)
Other operating income (expenses), net	R$ (2,083,483)	R$ (1,565,494)	R$ (2,637,160)